Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials and consumables	€ 1,815	€ 2,062
Finished goods and goods for resale	3,662	4,248
Total inventories	5,477	6,310
Provision for inventories	(358)	(379)	€ (308)
Total	€ 5,119	€ 5,931